Note 9 - Term Loans and Line of Credit Agreements (Details Textual) $ in Thousands			12 Months Ended
	Aug. 05, 2022 USD ($)	May 31, 2018 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Long-Term Debt, Gross			$ 32,860
Long-Term Debt, Weighted Average Interest Rate, over Time			6.24%	6.17%
New Term Loan Agreement [Member] | Laurel Capital Corporation [Member]
Long-Term Debt, Gross	$ 31,000
Payments of Debt Issuance Costs	400
Proceeds from Issuance of Debt	$ 10,400
Restricted Cash			$ 9,000	$ 10,300
Debt Instrument, Periodic Payment, Number of Payments	119
Debt Instrument, Maturity Schedule	25 years
Debt Instrument, Interest Rate, Stated Percentage, First Five Years	6.00%
Debt Instrument, Interest Rate, Minimum Stated Percentage, After Seven Years	6.00%
Debt Instrument, Interest Rate, Maximum Stated Percentage, After Year Seven	8.50%
Debt Instrument, Prepayment Penalty, Percentage, First Five Years	6.00%
Debt Instrument, Prepayment Penalty, Percentage, Years Six and Seven	4.00%
Debt Instrument, Prepayment Penalty, Percentage, Years Eight and Nine	3.00%
Debt Instrument, Prepayment Penalty, Percentage, Year Ten	2.00%
Debt Instrument, Covenant, Fixed Charge Coverage Ratio	1.2
Debt Issuance Costs, Net	$ 600
New Term Loan Agreement [Member] | Laurel Capital Corporation [Member] | Three Day Treasury Rate Two Days Prior to Reset [Member]
Debt Instrument, Basis Spread on Variable Rate	3.40%
The 2019 Term Loan Agreement [Member] | Mercer County State Bank [Member]
Repayments of Debt	$ 20,200
The Line of Credit Agreement [Member] | Home Savings Bank [Member]
Debt Instrument, Covenant, Fixed Charge Coverage Ratio			1.2
Line of Credit Facility, Maximum Borrowing Capacity		$ 5,000
Line of Credit Facility, Amounts in Excess of, Subject to Borrowing Base		$ 1,000
Long-Term Line of Credit			$ 3,200	3,200
Line of Credit Facility, Remaining Borrowing Capacity			$ 1,800	$ 1,800
Line of Credit Facility, Interest Rate at Period End			7.75%
The Line of Credit Agreement [Member] | Home Savings Bank [Member] | Prime Rate [Member]
Debt Instrument, Basis Spread on Variable Rate		0.25%	0.25%